ASSETS HELD FOR SALE (Details 1) - USD ($)	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019	Feb. 13, 2019	Dec. 03, 2018
Carrying Amounts of the Assets Included in Assets Held for Sale:
Cash and Cash Equivalents		$ 10,093,925	$ 33,226,370
Other Current Assets	$ 8,177,203	9,105,457	18,913,039
TOTAL CURRENT ASSETS (1)
Property and Equipment, Net	134,176,989	163,623,095
Operating Lease Right-of-Use Assets	74,873,584	95,262,366
Goodwill	32,900,458	32,900,458		$ 14,860,708	$ 16,912,951
TOTAL NON-CURRENT ASSETS (1)
TOTAL ASSETS OF SUBSIDIARIES CLASSIFIED AS HELD FOR SALE	487,330,788	574,263,604	687,476,394
Carrying Amounts of the Liabilities Included in Assets Held for Sale:
Accounts Payable and Accrued Liabilities	58,087,253	75,425,161
Income Taxes Payable		38,599,349	13,658,111
Other Current Liabilities	20,722,125	20,278,381
TOTAL CURRENT LIABILITIES (1)	8,704,279	8,318,506
Operating Lease Liabilities, Net of Current Portion	96,779,586	110,928,400
TOTAL NON-CURRENT LIABILITIES (1)
TOTAL LIABILITIES OF SUBSIDIARIES CLASSIFIED AS HELD FOR SALE	$ 709,711,298	751,152,054	$ 476,205,618
Assets Held For Sale [Member]
Carrying Amounts of the Assets Included in Assets Held for Sale:
Cash and Cash Equivalents		743,271
Prepaid Expenses		7,798
Inventory		520,464
Other Current Assets		81,427
TOTAL CURRENT ASSETS (1)
Property and Equipment, Net		717,952
Operating Lease Right-of-Use Assets		190,986
Intangible Assets, Net		5,227,288
Goodwill		4,577,242
TOTAL NON-CURRENT ASSETS (1)
TOTAL ASSETS OF SUBSIDIARIES CLASSIFIED AS HELD FOR SALE		12,066,428
Carrying Amounts of the Liabilities Included in Assets Held for Sale:
Accounts Payable and Accrued Liabilities		963,255
Income Taxes Payable		159,053
Other Current Liabilities		27,854
Operating Lease Liabilities, Net of Current Portion		296,694
Deferred Tax Liabilities		2,151,879
TOTAL NON-CURRENT LIABILITIES (1)
TOTAL LIABILITIES OF SUBSIDIARIES CLASSIFIED AS HELD FOR SALE		$ 3,598,735